SCHEDULE OF RESULTS OF OPERATIONS (Details)	9 Months Ended
Sep. 30, 2021
Dragonfly Innovations Inc [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Draganfly Innovations USA, Inc. [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc.
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics Systems Inc. [Member]
Reserve Quantities [Line Items]
Name of subsidiary	Dronelogics Systems Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%